(Loss)/ Earnings Per Share (Computation of Basic and Diluted (Loss)/ Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Numerator:
Numerator for basic (loss)/earnings per share	$ (1,856)		$ 9,430		$ 8,121
Beneficial conversion feature of redeemable convertible preferred shares	0	[1]	0	[1]	89	[1]
Allocation of net income to participating preferred shareholders	0		0		100
Numerator for diluted (loss)/earnings per share	$ (1,856)		$ 9,430		$ 8,310
Common Shares [Member]
Denominator:
Weighted average number of shares outstanding-basic	273,981,547		235,257,651		173,373,462
Dilutive effect of convertible preferred shares	0	[1]	0	[1]	11,295,890	[1]
Dilutive effect of share options and restricted shares	0	[2]	20,464,900	[2]	8,868,622	[2]
Weighted-average number of shares outstanding, diluted	273,981,547		255,722,551		193,537,974
Net (loss)/earnings per share
Basic net (loss)/earnings per share	$ (0.01)	[3]	$ 0.04	[3]	$ 0.05	[3]
Diluted net (loss)/earnings per share	$ (0.01)	[3]	$ 0.04	[3]	$ 0.04	[3]
ADS [Member]
Denominator:
Weighted average number of shares outstanding-basic	54,796,309		47,051,530		34,674,692
Weighted-average number of shares outstanding, diluted	54,796,309		51,144,510		38,707,594
Net (loss)/earnings per share
Basic net (loss)/earnings per share	$ (0.03)	[4]	$ 0.20	[4]	$ 0.23	[4]
Diluted net (loss)/earnings per share	$ (0.03)	[4]	$ 0.18	[4]	$ 0.21	[4]

[1]	The potential dilutive securities that were not included in the calculation of dilutive net (loss)/earnings per share in those periods where their inclusion would be anti-dilutive include redeemable convertible preferred shares of 27,649,375, nil and nil, respectively, for the years ended December 31, 2011, 2012 and 2013.
[2]	The potential dilutive securities that were not included in the calculation of dilutive net (loss)/earnings per share in those periods where their inclusion would be anti-dilutive include share options and restricted shares of nil, nil and 31,829,884, respectively, for the years ended December 31, 2011, 2012 and 2013.
[3]	Since Class A common shares and Class B common shares share identical characteristics (Note 19), only one EPS is presented for both classes. 6,735,642 common shares resulting from the assumed conversions of 4% Convertible Senior Notes (Note 17) were excluded from the calculation of diluted net (loss)/earnings per share for the year ended December 31, 2013, as their effect is anti-dilutive.
[4]	Each ADS represents five Class A common shares. The net (loss) / earnings per ADS for the year ended December 31, 2011, 2012 and 2013 were calculated using the same conversion ratio assuming the ADSs existed during these periods.